Share based compensation (Details 6) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Common Shares
Issuance For Employee Stock Purchase Plan, Shares	309,509	188,633	304,550
Issuance For Employee Stock Purchase Plan	$ 66,755	$ 89,127	$ 173,023
Purchased by Employees | Common Shares
Issuance For Employee Stock Purchase Plan, Shares	168,515	105,221	127,790
Issuance For Employee Stock Purchase Plan	$ 36,246	$ 49,738	$ 69,260
Bonus match by the Company | Common Shares
Issuance For Employee Stock Purchase Plan, Shares			74,119
Issuance For Employee Stock Purchase Plan			$ 48,030
Matched by the Company | Common Shares
Issuance For Employee Stock Purchase Plan, Shares	140,994	83,412	102,641
Issuance For Employee Stock Purchase Plan	$ 30,509	$ 39,389	$ 55,733
Common Shares
Issuance For Employee Stock Purchase Plan, Shares	309,509	188,633	304,550
Issuance For Employee Stock Purchase Plan	$ 66,755	$ 89,127	$ 173,023